Statements Of Changes In Trust Capital	12 Months Ended
	Dec. 31, 2016 USD ($) $ / item shares	Dec. 31, 2015 USD ($) $ / item shares	Dec. 31, 2014 USD ($) shares
Trust capital, Beginning	$ 208,845,956	$ 240,589,206	$ 288,237,729
Subscriptions	27,650,352	6,709,837	2,471,290
Redemptions	(34,815,738)	(44,390,927)	(82,020,125)
Addt'l units allocated
Net income after profit share to Managing Owner	20,932,576	5,709,484	31,780,714
Managing Owner's profit share	551,582	228,356	119,598
Transfer Of New Profit Memo Account To Managing Owner
Trust capital, Ending	223,164,728	208,845,956	240,589,206
Series 1 Unitholders [Member]
Trust capital, Beginning	$ 180,146,458	$ 213,611,159	$ 257,057,401
Trust capital, units, Beginning | shares	164,988.926	199,292.051	269,666.902
Subscriptions	$ 22,162,866	$ 4,012,715	$ 1,603,650
Subscriptions, units | shares	17,959.432	3,741.139	1,573.989
Redemptions	$ (29,744,512)	$ (41,449,373)	$ (71,899,612)
Redemptions, units | shares	(24,785.236)	(38,398.137)	(72,423.402)
Addt'l units allocated
Addt'l units allocated, units | shares	336.438	353.873	474.562
Net income after profit share to Managing Owner	$ 17,018,356	$ 3,971,957	$ 26,849,720
Managing Owner's profit share
Managing Ownder's profit share, units | shares
Transfer Of New Profit Memo Account To Managing Owner
Transfer Of New Profit Memo Account To Managing Owner, units | shares
Trust capital, Ending	$ 189,583,168	$ 180,146,458	$ 213,611,159
Trust capital, units, Ending | shares	158,499.560	164,988.926	199,292.051
Net asset value per unit outstanding | $ / item	1,196.11	1,091.87
Series 2 Unitholders [Member]
Trust capital, Beginning	$ 53,412	$ 50,872	$ 156,016
Trust capital, units, Beginning | shares	39.121	39.121	139.796
Subscriptions	$ 10,000
Subscriptions, units | shares	6.799
Redemptions	$ (57,537)		$ (118,925)
Redemptions, units | shares	(39.121)		(100.675)
Addt'l units allocated
Addt'l units allocated, units | shares
Net income after profit share to Managing Owner	$ 4,475	$ 2,540	$ 13,781
Managing Owner's profit share
Managing Ownder's profit share, units | shares
Transfer Of New Profit Memo Account To Managing Owner
Transfer Of New Profit Memo Account To Managing Owner, units | shares
Trust capital, Ending	$ 10,350	$ 53,412	$ 50,872
Trust capital, units, Ending | shares	6.799	39.121	39.121
Net asset value per unit outstanding | $ / item	1,522.28	1,365.30
Series 3 Unitholders [Member]
Trust capital, Beginning	$ 19,275,026	$ 18,216,525	$ 21,885,706
Trust capital, units, Beginning | shares	13,929.871	13,848.201	19,432.989
Subscriptions	$ 4,987,067	$ 2,126,191	$ 387,750
Subscriptions, units | shares	3,290.144	1,580.234	323.377
Redemptions	$ (2,560,874)	$ (2,017,003)	$ (7,176,774)
Redemptions, units | shares	(1,688.316)	(1,498.564)	(5,908.165)
Addt'l units allocated
Addt'l units allocated, units | shares
Net income after profit share to Managing Owner	$ 2,298,143	$ 949,313	$ 3,119,843
Managing Owner's profit share
Managing Ownder's profit share, units | shares
Transfer Of New Profit Memo Account To Managing Owner
Transfer Of New Profit Memo Account To Managing Owner, units | shares
Trust capital, Ending	$ 23,999,362	$ 19,275,026	$ 18,216,525
Trust capital, units, Ending | shares	15,531.699	13,929.871	13,848.201
Net asset value per unit outstanding | $ / item	1,545.19	1,383.72
Series 4 Unitholders [Member]
Trust capital, Beginning	$ 4,002,335	$ 3,213,861	$ 2,305,510
Trust capital, units, Beginning | shares	2,541.689	2,216.197	1,906.624
Subscriptions	$ 490,419	$ 570,931	$ 479,890
Subscriptions, units | shares	287.045	387.872	392.910
Redemptions		$ (95,868)	$ (105,216)
Redemptions, units | shares		(62.380)	(83.337)
Addt'l units allocated
Addt'l units allocated, units | shares
Net income after profit share to Managing Owner	$ 709,240	$ 313,411	$ 533,677
Managing Owner's profit share
Managing Ownder's profit share, units | shares
Transfer Of New Profit Memo Account To Managing Owner
Transfer Of New Profit Memo Account To Managing Owner, units | shares
Trust capital, Ending	$ 5,201,994	$ 4,002,335	$ 3,213,861
Trust capital, units, Ending | shares	2,828.734	2,541.689	2,216.197
Net asset value per unit outstanding | $ / item	1,838.98	1,574.68
New Profit Memo Account [Member]
Trust capital, Beginning
Trust capital, units, Beginning | shares
Subscriptions
Subscriptions, units | shares
Redemptions
Redemptions, units | shares
Addt'l units allocated
Addt'l units allocated, units | shares	1.004	0.282
Net income after profit share to Managing Owner	$ 1,233	$ 327
Managing Owner's profit share	$ 551,582	$ 228,356	$ 119,598
Managing Ownder's profit share, units | shares	462.177	209.161	113.995
Transfer Of New Profit Memo Account To Managing Owner	$ (552,815)	$ (228,683)	$ (119,598)
Transfer Of New Profit Memo Account To Managing Owner, units | shares	(463.181)	(209.443)	(113.995)
Trust capital, Ending
Trust capital, units, Ending | shares
Managing Owner [Member]
Trust capital, Beginning	$ 5,368,725	$ 5,496,789	$ 6,833,096
Trust capital, units, Beginning | shares	4,917.000	5,128.014	7,168.282
Subscriptions
Subscriptions, units | shares
Redemptions	$ (2,452,815)	$ (828,683)	$ (2,719,598)
Redemptions, units | shares	(2,051.664)	(758.959)	(2,590.292)
Addt'l units allocated
Addt'l units allocated, units | shares	324.871	338.502	436.029
Net income after profit share to Managing Owner	$ 901,129	$ 471,936	$ 1,263,693
Managing Owner's profit share
Managing Ownder's profit share, units | shares
Transfer Of New Profit Memo Account To Managing Owner	$ 552,815	$ 228,683	$ 119,598
Transfer Of New Profit Memo Account To Managing Owner, units | shares	463.181	209.443	113.995
Trust capital, Ending	$ 4,369,854	$ 5,368,725	$ 5,496,789
Trust capital, units, Ending | shares	3,653.388	4,917.000	5,128.014